Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 220,733	$ 106,839
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	131,304,499	131,304,499
Common stock, shares outstanding	131,304,499	131,304,499